Filed Pursuant to Rule 485(a)
   As filed with the Securities and Exchange Commission on September 29, 2000


                      Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  (  X  )
                                                          -----
               Pre-Effective Amendment No.            (     )
                                            -----      -----
               Post-Effective Amendment No.  59       (  X  )
                                            -----      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X )
                                                                 ----
               Amendment No.  61                      (  X  )
                             ---                       -----

                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001

Name and Address of                                Copies to:
-------------------                                ---------
Agent for Service:
-----------------
Karl J. Ege                                        Philip H. Newman, Esq.
Secretary and General Counsel                      Goodwin, Procter & Hoar
Frank Russell Investment Management Company        Exchange Place
909 A Street                                       Boston, Massachusetts  02109
Tacoma, Washington  98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:
 (   )  immediately upon filing pursuant to paragraph (b)
 (   )  on (date) pursuant to paragraph (b)
 ( X )  60 days after filing pursuant to paragraph (a)
 (   )  on (date) pursuant to paragraph (a)(1)
 (   )  75 days after filing pursuant to paragraph (a)(2)
 (   )  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
 ( X ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART A, PART B AND PART C

Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 57 to Registration No. 33-19229 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of, Post-Effective Amendment No. 57 to Registration No. 33-19229.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 29th day of September, 2000.

                                        By:      /s/ Lynn L. Anderson
                                                 -------------------------------
                                                 Lynn L. Anderson, President and
                                                 Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on September 29, 2000.



               Signature                               Title
               ---------                               -----
      /s/ Lynn L. Anderson                             Trustee, President and
      --------------------------                         Chairman of the Board
      Lynn L. Anderson

      /s/ Steven J. Mastrovich                         Trustee
      --------------------------
      Steven J. Mastrovich

      /s/ William L. Marshall                          Trustee
      --------------------------
      William L. Marshall

      /s/ Patrick J. Riley                             Trustee
      --------------------------
      Patrick J. Riley

      /s/ Richard D. Shirk                             Trustee
      --------------------------
      Richard D. Shirk

      /s/ Bruce D. Taber                               Trustee
      --------------------------
      Bruce D. Taber

      /s/ Henry W. Todd                                Trustee
      --------------------------
      Henry W. Todd

      /s/ Mark E. Swanson                              Treasurer and Principal
      --------------------------                         Accounting Officer
      Mark E. Swanson